UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5086

Churchill Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/09

Date of reporting period: 12/31/09

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report
December 31, 2009

CHURCHILL TAX-FREE FUND OF KENTUCKY
A tax-free income investment

Serving Kentucky Investors For More Than Two Decades Churchill Tax-Free Fund of Kentucky “Preservation”

February, 2010

Dear Fellow Shareholder:

     A topic which is frequently in the headlines these days is preservation - preservation of natural resources, the environment and ecological status quos. And, lately, with the severe recession we have had to endure, self-preservation rightfully seems to be on everyone’s mind.

     Indeed, preservation is the cornerstone of our investment philosophy for Churchill Tax-Free Fund of Kentucky. The Fund’s very objective is to seek to provide you as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

     In our opinion, this simple word – preservation – speaks volumes. The Management of Churchill Tax-Free Fund of Kentucky strives to not only give our shareholders a tax-free return ON their money, but also a return OF their money.

Action Plan

     With the Fund’s objective clearly defined, how do we go about endeavoring to fulfill this goal?

     The Fund employs very distinct techniques in the construction of the Fund’s portfolio as we strive, to the maximum extent possible, to never have “surprises” with any of the securities in the Fund’s portfolio. To help limit the degree of uncertainty, our knowledgeable and experienced portfolio manager seeks to construct the Fund’s portfolio with high quality, intermediate maturity and geographic diversification in mind.

Quality

     In our judgment, a key element in striving to preserve your investment is that of quality. As you may know, there are nine separate credit ratings. However, by prospectus, Churchill Tax-Free Fund of Kentucky can only purchase securities deemed to be investment grade – those within the top four credit ratings - AAA, AA, A and Baa.

     In general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Of course, no matter what quality rating exists with any security, it still is going to be subject to market fluctuations. However, our experience has been that top-quality ratings tend to have less fluctuation than lower quality ratings. Furthermore, when they do fluctuate, they often return to their base market price at a quicker rate than lower-grade securities.

Maturity

     Another factor that we very strongly embrace in striving to preserve your investment is the maturity structure of the portfolio of Churchill Tax-Free Fund of Kentucky.

NOT A PART OF THE ANNUAL REPORT

     As you know, long-term bonds generally tend to produce a higher return than short-term bonds. However, such longer maturity bonds may also experience a higher degree of volatility in their price. This higher price volatility normally associated with longer-term maturity bonds exists because it reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Thus, your Fund’s portfolio managers generally seek to balance out longer-term maturities with a portion of the Fund’s investments in shorter-term maturities. Through utilizing a blend of maturities – both shorter-term and longer-term – Churchill Tax-Free Fund of Kentucky attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification

     We also strive to employ diversification in the construction of the Fund’s portfolio - both in terms of the type of project as well as geographic characteristics within the State. To the maximum extent possible, we endeavor to include in the portfolio securities representing locations throughout Kentucky and all types of public purpose projects. In this way, we increase the odds that no one project or area of the State will have any significant adverse influence upon your investment in the Fund.

Your Confidence Continues to be Appreciated

     All in all, we have tried to make sure that we are preserving your investment in Churchill Tax-Free Fund of Kentucky to as high a degree as possible.

     We appreciate your continued confidence in the Fund through your investment.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Kentucky Investors for More Than Two Decades Churchill Tax-Free Fund of Kentucky ANNUAL REPORT Management Discussion of Fund Performance

     Calendar year 2009 sure was a lot better than 2008. The Class A shares of Churchill Tax-Free Fund of Kentucky rebounded to end the year at $10.51. Share values increased steadily throughout 2009 with the year’s low of $9.42 being the year’s starting point with the high achieved on October 1, 2009 of $10.71. The year-end value of $10.51 compared favorably to the 2006 and 2007 year-end values of $10.59 and $10.38, respectively. Moreover, the Class A shares income payout improved slightly in 2009 from $0.395/share to $0.405/share. The Class A shares total return of 16.05% represented its best annual performance for the last ten years.

     The key driver in our positive performance was the bounce back in the municipal market from unprecedented spread relationships to the Treasury market during the credit crisis. Both stocks and bonds benefited as confidence returned to our financial system. In addition, municipal bond mutual funds had record inflows as investors looked for alternative investments to the near zero returns of money market funds and bank deposits. In Kentucky, this helped our cities and towns finance $5.2 billion of new debt versus $4.1 billion in 2008.

     The sectors of the municipal market that performed best in 2009 were those that suffered the most in 2008. These included the sectors associated with housing and health care where the Fund had exposure of approximately 13% and 11%, respectively. Also, the demise of insured municipals continued with national issuance dropping from a routine 50% of issuance prior to 2008 to roughly 5% in 2009. Obviously this has increased the perusal of municipal credits and individual bond selection.

     Another element that contributed to our success in 2009 was our maturity structure. Yield curves for fixed income products remained very steep throughout the year meaning that longer maturities offered much higher yields than shorter maturities. The Fund’s year-end average life of 14.4 years was indicative of our historical intermediate maturity structure. However, our “bullet” type maturity structure with 75% of our holdings having maturity dates in the 11 to 20 year range helped capture a large part of the market’s price improvement.

     As we enter 2010, the effects of the recession still linger. Although the financial markets have improved, the housing markets continue to suffer and jobs are hard to come by. Manufacturing, particularly the auto sector, has a long way to go. In Kentucky, as with every state, revenue shortfalls are leading to spending cuts to eliminate budgetary deficits. This will be a major theme in the municipal market for 2010. How our local municipalities deal with less money for increased demand for transportation, education and health care services will greatly dictate municipal bond performance in 2010. We expect to see rating downgrades in 2010 for municipalities but few defaults. This is certainly an area we intend to watch closely over the coming year.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (continued)

     Also, with economic improvement, the threat of rising inflation will likely become a concern for fixed income products. In our view, until the labor market shows marked improvement, price pressures should remain subdued. We anticipate shortening our maturity structure to reduce the impact of potential inflation on the Fund’s price volatility. However, as mentioned, this will be difficult with the lack of return from shorter-term securities.

     Another story to watch within the municipal market for 2010 will be the impact of Build America Bonds. This is a program which began in 2009 as part of the Federal stimulus package that allows municipalities to issue taxable debt but receive a subsidy of 35% from the Federal government to lower overall debt costs. Estimates are that roughly one-third of municipal issuance in 2010 will be in the form of Build America Bonds. We expect tax-exempt issuance in Kentucky will be reduced as taxable Build America Bonds are used by the Commonwealth and our local cities and towns. The outcome this may have on our share value is uncertain as reduced supply should help, but limit, our ability to improve our income flow.

     All told, we expect 2010 to be another challenging year. In a nutshell, we do not expect to match our performance numbers of 2009 but we would be disappointed with less than positive returns. We do know that our long held philosophy of buying solid credits with intermediate maturities should serve us well through the challenges of 2010.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2009 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which the Churchill Tax-Free Fund of Kentucky may invest.

	Average Annual Total Return for periods ended December 31, 2009
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 5/21/87)
With Maximum Sales Charge	11.43%	2.89%	4.39%	5.66%
Without Sales Charge	16.05%	3.74%	4.82%	5.85%
Class C (commenced operations on 4/01/96)
With CDSC	14.03%	2.88%	3.94%	3.84%
Without CDSC	15.06%	2.88%	3.94%	3.84%
Class I (commenced operations on 8/06/01)
No Sales Charge	15.89%	3.62%	n/a	4.18%
Class Y (commenced operations on 4/01/96)
No Sales Charge	16.21%	3.90%	4.99%	4.87%
Barclays Capital Index	7.36%	4.42%	5.30%	5.92	% (Class A)
				5.16	% (Class C&Y)
				4.74	% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Churchill Tax-Free Fund of Kentucky:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Churchill Tax-Free Fund of Kentucky as of December 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2010

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (3.0%)	(unaudited)	Value
	Highland Heights, Kentucky
$235,000	4.500%, 12/01/25	A3/NR	$243,006
370,000	4.600%, 12/01/27	A3/NR	383,131
500,000	5.125%, 12/01/38	A3/NR	512,920
	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA+	4,264,094
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa2/AA+	976,564
	Wilder, Kentucky
1,090,000	4.900%, 12/01/29	Aa3/AAA	1,112,803
	Total General Obligation Bonds		7,492,518
	Revenue Bonds (95.5%)
	State Agencies (14.1%)
	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank	NR/AA	507,890
	Kentucky Asset/Liability Commission
500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa3/AA-	516,300
	Kentucky Asset & Liability Commission University of
	Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa3/AA-	532,270
750,000	5.000%, 10/01/26 Series B	Aa3/AA-	794,318
1,000,000	5.000%, 10/01/27 Series B	Aa3/AA-	1,054,340
	Kentucky Economic Development Finance Authority
	Louisville Arena Project
5,725,000	5.750%, 12/01/28 AGMC Insured	Aa3/AAA	6,275,402
	Kentucky Infrastructure Authority
230,000	5.000%, 06/01/21	Aa3/A+	233,413
	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+	1,061,600
6,000,000	5.250%, 10/01/18	Aa3/A+	6,127,080
1,925,000	5.000%, 10/01/19	Aa3/A+	1,960,227
3,000,000	5.000%, 11/01/19 AGMC Insured	Aa3/AAA	3,122,130
1,020,000	5.000%, 11/01/20	Aa3/A+	1,120,562

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	State Agencies (continued)
	Kentucky State Property and Buildings Commission
	(continued)
$1,375,000	5.375%, 11/01/23	Aa3/A+	$1,523,967
2,820,000	5.750%, 04/01/24 AMBAC Insured	A1/A+	3,111,165
1,300,000	5.250%, 02/01/28 AGMC Insured	Aa3/AAA	1,404,065
750,000	5.500%, 11/01/28	Aa3/A+	822,352
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AAA	2,641,750
2,625,000	5.750%, 04/01/29 AMBAC Insured	A1/A+	2,857,969
	Total State Agencies		35,666,800
	County Agencies (2.0%)
	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR*	1,619,289
2,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR*	2,659,008
	Lexington-Fayette Urban County, Kentucky Public
	Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	507,470
	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	374,939
	Total County Agencies		5,160,706
	Hospitals (11.0%)
	Jefferson County, Kentucky Health Facilities
1,715,000	5.650%, 01/01/17 AMBAC Insured	A3/A	1,715,274
2,200,000	5.250%, 05/01/17	NR/A	2,259,070
	Jefferson County, Kentucky Health Facilities University
	Hospital
1,000,000	5.250%, 07/01/22 NPFG Insured	Baa1/A	1,002,370
	Jefferson County, Kentucky Medical Center
2,000,000	5.500%, 05/01/22	NR/A	2,055,300
	Kentucky Economic Development Finance Authority,
	Baptist Healthcare System
1,170,000	5.375%, 08/15/24	Aa3/NR*	1,291,352

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Hospitals (continued)
	Kentucky Economic Development Finance Authority,
	Catholic Health
$2,000,000	5.000%, 05/01/29	Aa2/AA	$2,010,220
1,000,000	5.000%, 05/01/29	Aa2/AA	1,004,550
	Kentucky Economic Development Finance Authority,
	Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-*	1,008,620
	Lexington-Fayette Urban County, Kentucky Public
	Facilities
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	503,175
	Louisville & Jefferson County, Kentucky Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,035,070
	Louisville & Jefferson County, Kentucky Metro Health,
	Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	A3/A	1,290,850
1,650,000	6.125%, 02/01/37	A3/A	1,708,789
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Health System (Norton)
8,010,000	5.000%, 10/01/26	NR/A-**	7,408,048
4,000,000	5.000%, 10/01/30	NR/A-**	3,660,560
	Total Hospitals		27,953,248
	Housing (13.2%)
	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	563,547
100,000	5.125%, 07/01/17	Aaa/AAA	100,323
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	471,119
285,000	4.250%, 01/01/18	Aaa/AAA	288,728
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	576,369
180,000	4.250%, 07/01/18	Aaa/AAA	182,347
900,000	4.800%, 07/01/20 AMT	Aaa/AAA	889,776
1,150,000	5.350%, 01/01/21 AMT FNMA collateralized	Aaa/AAA	1,158,464
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,091,456
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,602,570

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Housing (continued)
	Kentucky Housing Corporation Housing Revenue
	(continued)
$245,000	5.200%, 07/01/22	Aaa/AAA	$247,925
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	417,399
2,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	2,569,974
2,000,000	4.700%, 07/01/22 Series E AMT	Aaa/AAA	1,983,220
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,637,011
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	687,411
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,152,379
600,000	4.750%, 07/01/26	Aaa/AAA	603,048
265,000	5.375%, 07/01/27	Aaa/AAA	268,352
2,300,000	5.000%, 07/01/27 Series N AMT	Aaa/AAA	2,242,408
1,000,000	4.750%, 07/01/27 Series E AMT	Aaa/AAA	937,650
315,000	4.850%, 07/01/29	Aaa/AAA	319,583
500,000	5.550%, 07/01/33	Aaa/AAA	502,755
600,000	5.150%, 07/01/39	Aaa/AAA	608,616
	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/AAA	1,341,284
	Total Housing		33,443,714

	Schools (31.5%)
	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 CIFG Insured	Aa3/NR	1,281,622
1,670,000	4.375%, 08/01/26 CIFG Insured	Aa3/NR	1,697,138
	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,026,030
	Boone County, Kentucky School District Finance Corp.
1,000,000	4.125%, 08/01/22 Syncora Guarantee Inc. Insured	Aa3/NR	1,008,150
	Boone County, Kentucky School District Finance
	Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured	Aa3/AAA	142,860
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,631,666
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,223,038
	Boyle County, Kentucky College Refunding &
	Improvement
1,035,000	4.500%, 06/01/22 CIFG Insured	A3/A-	1,090,900
200,000	4.625%, 06/01/24 CIFG Insured	A3/A-	210,686

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Schools (continued)
	Bullitt County, Kentucky School District Finance Corp.
$200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	$202,728
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,527,643
2,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	2,658,739
1,145,000	4.500%, 04/01/27 AGMC Insured	Aa3/NR	1,169,446
1,200,000	4.500%, 04/01/28 AGMC Insured	Aa3/NR	1,219,764
	Christian County, Kentucky School District Finance Corp.
720,000	4.000%, 08/01/19 Syncora Guarantee Inc. Insured .	Aa3/NR	731,851
855,000	4.000%, 08/01/20 Syncora Guarantee Inc. Insured .	Aa3/NR	867,782
905,000	4.000%, 08/01/21 Syncora Guarantee Inc. Insured .	Aa3/NR	919,444
1,465,000	4.000%, 08/01/22 Syncora Guarantee Inc. Insured .	Aa3/NR	1,486,169
1,525,000	4.125%, 08/01/23 Syncora Guarantee Inc. Insured .	Aa3/NR	1,547,341
1,590,000	4.125%, 08/01/24 Syncora Guarantee Inc. Insured .	Aa3/NR	1,604,549
	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24	Aa3/NR	209,722
	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa3/AAA	5,110,450
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa3/AAA	4,412,250
	Floyd County, Kentucky School Building
680,000	4.375%, 10/01/22	Aa3/NR	695,021
	Floyd County, Kentucky School Finance Corporation
	School Building
1,320,000	4.000%, 03/01/23 Syncora Guarantee Inc. Insured	Aa3/NR	1,332,144
1,255,000	4.125%, 03/01/26 Syncora Guarantee Inc. Insured	Aa3/NR	1,257,309
	Fort Thomas, Kentucky Independent School District
	Building Revenue
610,000	4.375%, 04/01/25	Aa3/NR	618,778
	Fort Thomas, Kentucky Independent School District
	Finance
785,000	4.375%, 04/01/21	Aa3/NR	809,374
	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,046,890
	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22	Aa3/NR	1,318,451
1,320,000	5.000%, 06/01/23	Aa3/NR	1,372,206
	Hardin County, Kentucky School District Finance Corp.
1,475,000	4.000%, 02/01/19 AMBAC Insured	Aa3/NR	1,497,302

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Schools (continued)
	Jefferson County, Kentucky School District Finance
	Corp. School Building
$150,000	5.000%, 04/01/20 AGMC Insured	Aa3/AAA	$154,146
1,360,000	4.250%, 06/01/21 AGMC Insured	Aa3/AAA	1,397,631
	Kenton County, Kentucky School Building Revenue
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	605,269
	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 CIFG Insured	Aa3/NR	454,501
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa3/NR	4,497,223
750,000	4.375%, 04/01/24 CIFG Insured	Aa3/NR	763,688
325,000	4.400%, 04/01/26 CIFG Insured	Aa3/NR	329,586
	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	281,089
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	489,853
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	814,948
	Louisville & Jefferson County, Kentucky University
	of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR1	556,810
1,000,000	4.500%, 10/01/32	Aa3/AA-	981,780
	Magoffin County, Kentucky School Building Revenue
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	384,064
	Magoffin County, Kentucky School District
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	482,614
	Meade County, Kentucky School District
490,000	4.250%, 09/01/26 NPFG Insured	Aa3/NR	495,929
	Murray State University Project, Kentucky General
	Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	757,024
	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	818,243
325,000	4.500%, 05/01/25	Aa3/NR	334,994
	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	529,390
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,014,830
	Owensboro, Kentucky Independent School District
	Finance Corp. School Building Revenue
390,000	4.375%, 09/01/24	Aa3/NR	403,767

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Schools (continued)
	Pendleton County, Kentucky School District Finance
	Corp. School Building Revenue
$730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	$730,876
	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,380,311
	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,148,874
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,013,415
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,602,260
	Scott County, Kentucky School District Finance Corp.
	School Building Revenue
1,000,000	4.250%, 02/01/27 AGMC Insured	Aa3/NR	1,001,790
	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee Inc. Insured .	Aa3/AA-	923,604
1,545,000	4.500%, 10/01/23 Syncora Guarantee Inc. Insured .	Aa3/AA-	1,605,873
1,625,000	4.500%, 10/01/25 Syncora Guarantee Inc. Insured .	Aa3/AA-	1,670,532
1,010,000	4.500%, 10/01/26 Syncora Guarantee Inc. Insured .	Aa3/AA-	1,034,109
	University of Louisville, Kentucky
1,000,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	1,024,630
	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	299,667
	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	1,963,880
2,980,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,896,292
	Total Schools		79,770,935

	Transportation (8.8%)
	Kenton County, Kentucky Airport Board Airport
	Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A	1,262,105
	Kentucky Interlocal School Transportation Authority
145,000	5.400%, 06/01/17	Aa3/A+	145,020
400,000	6.000%, 12/01/20	Aa3/A+	405,364
200,000	6.000%, 12/01/20	Aa3/A+	202,682
300,000	5.800%, 12/01/20	Aa3/A+	303,723
400,000	5.650%, 12/01/20	Aa3/A+	404,728
350,000	5.600%, 12/01/20	Aa3/A+	354,067

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Transportation (continued)
	Kentucky State Turnpike Authority Revenue
$2,250,000	5.000%, 07/01/25	Aa3/AA+	$2,435,400
2,250,000	5.000%, 07/01/27	Aa3/AA+	2,393,887
1,100,000	5.000%, 07/01/28	Aa3/AA+	1,164,680
800,000	5.000%, 07/01/29	Aa3/AA+	847,080
	Louisville, Kentucky Regional Airport Authority
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AAA	1,023,360
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A1/A+	2,552,110
	Louisville & Jefferson County Regional Airport,
	Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AAA	1,024,910
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AAA	2,034,340
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AAA	1,390,879
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AAA	3,437,324
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AAA	278,597
500,000	5.000%, 07/01/25 NPFG Insured AMT	A1/A+	488,410
	Total Transportation		22,148,666

	Utilities (14.9%)
	Bardstown, Kentucky Combined Utilities Revenue
200,000	5.000%, 12/01/19 NPFG Insured	A2/NR	203,946
	Boone County, Kentucky Pollution Control Revenue
	(Dayton Power & Light)
2,000,000	4.700%, 01/01/28 FGIC Insured	Aa3/A	1,990,380
	Campbell & Kenton Counties, Kentucky (Sanitation
	District) Revenue
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa3/AA	1,744,816
300,000	4.300%, 08/01/27 NPFG Insured	Aa3/AA	304,800
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa3/AA	1,465,689
	Carroll County, Kentucky Environmental Facilities
	Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/BBB+	1,508,835
	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/AA-	211,277
595,000	5.000%, 02/01/20 NPFG Insured	Baa1/AA-	617,586
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/AA-	216,058
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/AA-	207,686

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Utilities (continued)
	Kentucky Rural Water Finance Corp. (continued)
$240,000	4.500%, 08/01/23 NPFG Insured	Baa1/AA-	$249,962
200,000	4.500%, 02/01/24 NPFG Insured	Baa1/AA-	205,562
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/AA-	264,685
355,000	4.600%, 02/01/25	NR/AA-	370,553
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/AA-	297,117
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/AA-	251,135
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/AA-	322,245
	Louisville & Jefferson County, Kentucky Metropolitan
	Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AAA	2,461,729
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AAA	2,594,964
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AAA	1,579,770
	Louisville, Kentucky Waterworks Board Water System
2,530,000	5.250%, 11/15/18 AGMC Insured (pre-refunded)	Aa1/AAA	2,637,702
6,600,000	5.250%, 11/15/22 AGMC Insured (pre-refunded)	Aa1/AAA	6,880,962
2,415,000	5.250%, 11/15/24 AGMC Insured (pre-refunded)	Aa1/AAA	2,517,807
	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	A2/NR	670,996
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,103,276
	Owensboro, Kentucky Electric and Power
1,555,000	5.000%, 01/01/20 AGMC Insured	Aa3/AAA	1,563,755
	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	A3/NR	540,955
	Owensboro-Daviess County, Kentucky Regional Water
	Resource Agency Wastewater Refunding &
	Improvement Revenue
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc.
	Insured	NR/AA-	914,125
	Trimble County, Kentucky Environmental Facilities
3,000,000	4.600%, 06/01/33 AMBAC Insured	A2/BBB+	2,750,220
	Total Utilities		37,648,593
	Total Revenue Bonds		241,792,662

	Total Investments (cost $243,724,929-note 4)	98.5%	249,285,180
	Other assets less liabilities	1.5	3,739,664
	Net Assets	100.0%	$253,024,844

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Portfolio†

Aaa of Moody’s or AAA of S&P	31.1%
Pre-refunded bonds††	4.8
Aa of Moody’s or AA of S&P or Fitch	47.1
A of Moody’s or S&P or Fitch	16.8
Not rated1	0.2
100.0%

†	Calculated using the highest rating of the three rating services.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

Fitch ratings
* AA
** A

1
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a credit rating service.

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Financial Housing Administration
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

Notes:	National Public Finance Guarantee was formerly known as National-re and Assured Guaranty Municipal Corp. was formerly known as Financial Security Assurance Inc. (FSA).

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

ASSETS
Investments at value (cost $243,724,929)	$249,285,180
Cash	1,006,808
Interest receivable	3,559,161
Receivable for Fund shares sold	243,463
Other assets	11,398
Total assets	254,106,010
LIABILITIES
Dividends payable	574,986
Payable for Fund shares redeemed	336,133
Management fee payable	85,760
Accrued expenses	84,287
Total liabilities	1,081,166
NET ASSETS	$253,024,844
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$240,697
Additional paid-in capital	247,845,767
Net unrealized appreciation on investments (note 4)	5,560,251
Undistributed net investment income	76,631
Accumulated net realized loss on investments	(698,502)
	$253,024,844
CLASS A
Net Assets	$194,816,090
Capital shares outstanding	18,534,221
Net asset value and redemption price per share	$10.51
Maximum offering price per share (100/96 of $10.51 adjusted to nearest cent)	$10.95
CLASS C
Net Assets	$4,206,867
Capital shares outstanding	400,413
Net asset value and offering price per share	$10.51
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed during the first 12 months after purchase)	$10.51	*
CLASS I
Net Assets	$8,345,228
Capital shares outstanding	794,349
Net asset value, offering and redemption price per share	$10.51
CLASS Y
Net Assets	$45,656,659
Capital shares outstanding	4,340,718
Net asset value, offering and redemption price per share	$10.52

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

Investment Income:

Interest income		$11,273,479

Expenses:

Management fee (note 3)	$956,137
Distribution and service fees (note 3)	325,919
Transfer and shareholder servicing agent fees (note 3)	162,007
Trustees’ fees and expenses (note 8)	103,307
Legal fees (note 3)	75,770
Shareholders’ reports and proxy statements	42,819
Fund accounting fees	36,426
Auditing and tax fees	19,243
Custodian fees (note 6)	18,751
Registration fees and dues	12,210
Insurance	11,722
Chief compliance officer (note 3)	4,289
Miscellaneous	23,966
Total expenses	1,792,566

Expenses paid indirectly (note 6)	(412)
Net expenses		1,792,154
Net investment income		9,481,325

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(200,761)
Change in unrealized depreciation on investments	25,337,616

Net realized and unrealized gain (loss) on investments		25,136,855
Net change in net assets resulting from operations		$34,618,180

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
OPERATIONS:
Net investment income	$9,481,325	$9,522,502
Net realized gain (loss) from securities transactions	(200,761)	(497,741)
Change in unrealized appreciation (depreciation) on investments	25,337,616	(21,839,357)
Change in net assets from operations	34,618,180	(12,814,596)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(7,313,389)	(7,345,786)
Net realized gain on investments	–	(929,036)

Class C Shares:
Net investment income	(98,972)	(107,381)
Net realized gain on investments	–	(14,676)

Class I Shares:
Net investment income	(307,836)	(311,177)
Net realized gain on investments	–	(42,568)

Class Y Shares:
Net investment income	(1,750,804)	(1,718,581)
Net realized gain on investments	–	(203,981)
Change in net assets from distributions	(9,471,001)	(10,673,186)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	35,468,477	24,423,276
Reinvested dividends and distributions	3,804,880	4,636,181
Cost of shares redeemed	(28,780,114)	(36,459,652)
Change in net assets from capital share transactions	10,493,243	(7,400,195)
Change in net assets	35,640,422	(30,887,977)

NET ASSETS:
Beginning of period	217,384,422	248,272,399
End of period*	$253,024,844	$217,384,422

* Includes undistributed net investment income of:	$76,631	$63,972

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1. Organization

     Churchill Tax-Free Fund of Kentucky (the “Fund”), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments), used to value the Fund’s net assets as of December 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs —
Municipal Bonds	249,285,180
Level 3 – Significant Unobservable Inputs	—
Total	$249,285,180

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through February 26, 2010, the date the financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2006-2009) and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2009 the Fund increased undistributed net investment income by $2,335 and decreased additional paid-in capital by $2,335.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund’s average net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers (“Qualified Recipients”) or others selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the year ended December 31, 2009, distribution fees on Class A Shares amounted to $277,530 of which the Distributor retained $10,919.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2009, amounted to $24,200. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2009, amounted to $8,066. The total of these payments with respect to Class C Shares amounted to $32,266 of which the Distributor retained $5,930.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2009, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $28,215 of which $16,123 related to the Plan and $12,092 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the year ended December 31, 2009, total commissions on sales of Class A Shares amounted to $238,343 of which the Distributor received $19,822.

c) Other Related Party Transactions:

     For the year ended December 31, 2009, the Fund incurred $75,770 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. Purchases and Sales of Securities

     During the year ended December 31, 2009, purchases of securities and proceeds from the sales of securities aggregated $26,492,881 and $19,339,791, respectively.

     At December 31, 2009 the aggregate tax cost for all securities was $243,648,298. At December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $7,474,139 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,837,257 for a net unrealized appreciation of $5,636,882.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	2,169,858	$22,316,773	1,752,221	$17,615,276
Reinvested distributions	327,487	3,368,846	407,510	4,010,870
Cost of shares redeemed	(1,956,408)	(19,972,149)	(2,868,625)	(28,007,543)
Net change	540,937	5,713,470	(708,894)	(6,381,397)

Class C Shares:
Proceeds from shares sold .	211,585	2,187,246	36,194	370,078
Reinvested distributions	6,556	67,529	7,776	76,395
Cost of shares redeemed	(103,685)	(1,058,133)	(155,154)	(1,542,526)
Net change	114,456	1,196,642	(111,184)	(1,096,053)

Class I Shares:
Proceeds from shares sold .	13,106	136,866	9,148	93,333
Reinvested distributions	28,913	297,017	32,930	322,736
Cost of shares redeemed	(76,705)	(769,822)	(19,082)	(187,682)
Net change	(34,686)	(335,939)	22,996	228,387

Class Y Shares:
Proceeds from shares sold .	1,061,868	10,827,592	627,670	6,344,589
Reinvested distributions	6,966	71,488	23,664	226,180
Cost of shares redeemed	(683,019)	(6,980,010)	(706,040)	(6,721,901)
Net change	385,815	3,919,070	(54,706)	(151,132)
Total transactions in Fund
shares	1,006,522	$10,493,243	(851,788)	$(7,400,195)

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

8. Trustees’ Fees and Expenses

     At December 31, 2009 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service and attendance fees paid during the year ended December 31, 2009 was $83,716 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2009, such meeting-related expenses amounted to $19,591.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As of December 31, 2009, the Fund had a capital loss carryover of $652,842 of which $447,760 expires in 2016 and $175,082 expires in 2017 if not offset by future capital gains.

     As of December 31, 2009, there were post-October capital loss deferrals of $45,660, which will be recognized in the following year.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

The tax character of distributions:

	Year Ended December 31,
	2009	2008
Net tax-exempt income	$9,470,948	$9,482,925
Taxable income	53	–
Net realized gain on investments	–	1,190,261
	$9,471,001	$10,673,186

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward	$(652,842)
Unrealized appreciation	5,636,882
Undistributed tax-exempt income	574,986
Other accumulated losses	(45,660)
Other temporary differences	(574,986)
$4,938,380

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Since December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor’s, Moody’s and Fitch. The loss of capital due to investments in subprime mortgages by the municipal insurance companies forced the rating agencies to downgrade or eliminate the ratings on most of the major municipal bond insurers. As such, only the ratings of Assured Guaranty, Berkshire Hathaway Assurance and National Public Finance (formerly MBIA) have applicability to the Fund’s holdings. Some insurance companies have had their ratings withdrawn by the rating agencies. A good example is AMBAC whose ratings were withdrawn by all the rating agencies. Thus, while certain bonds still have insurance, they are no longer rated based upon the ratings of their insurers.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A					Class C
	Year Ended December 31,					Year Ended December 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.42	$10.38	$10.59	$10.60	$10.74	$9.42	$10.38	$10.58	$10.59	$10.73
Income (loss) from investment operations:
Net investment income	0.41 ††	0.40 ††	0.39 ††	0.39 †	0.39 †	0.32 ††	0.31 ††	0.31 ††	0.30 †	0.30 †
Net gain (loss) on securities (both realized and unrealized)	1.09	(0.92)	(0.15)	0.03	(0.14)	1.09	(0.91)	(0.15)	0.03	(0.14)
Total from investment operations	1.50	(0.52)	0.24	0.42	0.25	1.41	(0.60)	0.16	0.33	0.16
Less distributions (note 10):
Dividends from net investment income	(0.41)	(0.39)	(0.39)	(0.40)	(0.39)	(0.32)	(0.31)	(0.30)	(0.31)	(0.30)
Distributions from capital gains	–	(0.05)	(0.06)	(0.03)	–	–	(0.05)	(0.06)	(0.03)	–
Total distributions	(0.41)	(0.44)	(0.45)	(0.43)	(0.39)	(0.32)	(0.36)	(0.36)	(0.34)	(0.30)
Net asset value, end of period	$10.51	$9.42	$10.38	$10.59	$10.60	$10.51	$9.42	$10.38	$10.58	$10.59
Total return (not reflecting sales charge)	16.05%	(5.05)%	2.38%	4.02%	2.39%	15.06%	(5.85)%	1.61%	3.15%	1.53%
Ratios/supplemental data
Net assets, end of period (in thousands)	$194,816	$169,582	$194,140	$211,501	$223,811	$4,207	$2,694	$4,120	$5,686	$7,296
Ratio of expenses to average net assets	0.76%	0.79%	0.75%	0.76%	0.77%	1.60%	1.64%	1.60%	1.62%	1.62%
Ratio of net investment income to average net assets	3.96%	3.97%	3.77%	3.71%	3.66%	3.06%	3.10%	2.92%	2.87%	2.81%
Portfolio turnover rate	8.18%	13.76%	18.92%	19.07%	24.87%	8.18%	13.76%	18.92%	19.07%	24.87%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.76%	0.78%	0.74%	0.76%	0.76%	1.60%	1.63%	1.59%	1.61%	1.61%
___________________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I					Class Y
	Year Ended December 31,					Year Ended December 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.42	$10.38	$10.58	$10.59	$10.73	$9.43	$10.39	$10.59	$10.61	$10.75
Income (loss) from investment operations:
Net investment income	0.39 ††	0.38 ††	0.38 ††	0.38 †	0.38 †	0.42 ††	0.41 ††	0.41 ††	0.41 †	0.41 †
Net gain (loss) on securities (both realized and unrealized)	1.09	(0.91)	(0.14)	0.02	(0.14)	1.09	(0.91)	(0.14)	0.01	(0.14)
Total from investment operations	1.48	(0.53)	0.24	0.40	0.24	1.51	(0.50)	0.27	0.42	0.27
Less distributions (note 10):
Dividends from net investment income	(0.39)	(0.38)	(0.38)	(0.38)	(0.38)	(0.42)	(0.41)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	–	(0.05)	(0.06)	(0.03)	–	–	(0.05)	(0.06)	(0.03)	–
Total distributions	(0.39)	(0.43)	(0.44)	(0.41)	(0.38)	(0.42)	(0.46)	(0.47)	(0.44)	(0.41)
Net asset value, end of period	$10.51	$9.42	$10.38	$10.58	$10.59	$10.52	$9.43	$10.39	$10.59	$10.61
Total return (not reflecting sales charge)	15.89%	(5.16)%	2.33%	3.87%	2.24%	16.21%	(4.88)%	2.63%	4.08%	2.55%
Ratios/supplemental data
Net assets, end of period (in thousands)	$8,345	$7,810	$8,363	$8,018	$7,764	$45,657	$37,299	$41,648	$46,625	$47,816
Ratio of expenses to average net assets	0.90%	0.93%	0.89%	0.91%	0.92%	0.61%	0.64%	0.60%	0.61%	0.62%
Ratio of net investment income to average net assets	3.82%	3.83%	3.62%	3.57%	3.52%	4.10%	4.12%	3.92%	3.86%	3.81%
Portfolio turnover rate	8.18%	13.76%	18.92%	19.07%	24.87%	8.18%	13.76%	18.92%	19.07%	24.87%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.90%	0.92%	0.88%	0.90%	0.91%	0.61%	0.63%	0.59%	0.61%	0.61%
___________________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2009 and held for the six months ended December 31, 2009.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2009

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	5.17%	$1,000.00	$1,051.70	$3.83
Class C	4.72%	$1,000.00	$1,047.20	$8.15
Class I	5.09%	$1,000.00	$1,050.90	$4.55
Class Y	5.24%	$1,000.00	$1,052.40	$3.05

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.58%, 0.88% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2009

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.47	$3.77
Class C	5.00%	$1,000.00	$1,017.23	$8.03
Class I	5.00%	$1,000.00	$1,020.77	$4.48
Class Y	5.00%	$1,000.00	$1,022.23	$3.01

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.58%, 0.88% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holding schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the calendar year ended December 31, 2009, $9,470,948 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 99.99% of total dividends paid during calendar year 2009, were exempt-interest dividends and the balance was ordinary dividend income.

     In accordance with current IRS requirements, prior to February 15, 2010, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2009 calendar year.

Additional Information (unaudited)

Trustees(1)
and Officers

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex(4)	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Interested Trustee(5)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 1995 and President since 1999
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager of the Manager since 2003, and Chief Operating Officer of the Manager, 2003-2008; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods, since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company (2006 - 2009)

Non-interested Trustees

Thomas A. Christopher Danville, KY (12/19/47)	Chair of the Board of Trustees since 2005 and Trustee since 1992	Vice President of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Childrens Services Inc. (2010); currently or formerly active with various professional and community organizations.	5	None

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex(4)	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

David A. Duffy North Kingstown, RI (08/07/39)	Trustee since 2009	Chairman, Rhode Island Convention Center Authority since 2003; director (advisory board) of Citizens Bank of Rhode Island and Connecticut since 1999; retired Founder, formerly President, Duffy & Shanley, Inc., a marketing communications firm, 1973-2003; Transition Chairman for Gov. Donald Carcieri (R.I.); past National Chairman, National Conference for Community and Justice (NCCJ); Past Chair, Providence College President’s Council; Past Vice Chair, Providence College Board of Trustees; officer or director of numerous civic and non-profit organizations including Rhode Island Hospital.	2	Delta Dental of Rhode Island

Theodore T. Mason Hastings-on-Hudson, NY (11/24/35)	Trustee since 1987
Executive Director, East Wind Power Partners LTD since 1994 and Louisiana Power Partners, 1999-2003; Trustee, Premier VIT, 2000-2009; Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2004 (President, 2002-2003, First Vice President, 2000-2001, Second Vice President, 1998-2000) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Naval Reserve Association, Commanding Officer of four naval reserve units and Captain, USNR (Ret); director, The Navy League of the United States New York Council since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., since 2000.
			9	None

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex(4)	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Anne J. Mills Castle Rock, CO (12/23/38)	Trustee since 1987	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2008; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

John J. Partridge Providence, RI (05/05/40)	Trustee since 2009	Founding Partner, Partridge Snow & Hahn LLP, a law firm, Providence, Rhode Island, since 1988, Senior Counsel, since January 1, 2007; Assistant Secretary – Advisor to the Board, Narragansett Insured Tax-Free Income Fund, 2005-2008, Trustee 2002-2005; director or trustee of various educational, civic and charitable organizations, including Ocean State Charities Trust, Memorial Hospital of Rhode Island, and The Pawtucket Foundation.	5	None

James R. Ramsey Louisville, KY (11/14/48)	Trustee since 1987
President, University of Louisville since November 2002; Professor of Economics, University of Louisville, 1999-present; Kentucky Governor’s Senior Policy Advisor and State Budget Director, 1999-2002; Vice Chancellor for Finance and Administration, the University of North Carolina at Chapel Hill, 1998 to 1999; previously Vice President for Finance and Administration at Western Kentucky University, State Budget Director for the Commonwealth of Kentucky, Chief State Economist and Executive Director for the Office of Financial Management and Economic Analysis for the Commonwealth of Kentucky, Adjunct Professor at the University of Kentucky, Associate Professor at Loyola University-New Orleans and Assistant Professor at Middle Tennessee State University.
			2	Community Bank and Trust, Pikeville, KY and Texas Roadhouse Inc.

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex(4)	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Laureen L. White North Kingstown, RI (11/18/59)	Trustee since 2009	President, Greater Providence Chamber of Commerce, since 2005, Executive Vice President 2004-2005 and Senior Vice President, 1989-2002; Executive Counselor to the Governor of Rhode Island for Policy and Communications, 2003-2004.	2	None

Other Individuals Chairman Emeritus(7)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005, Chairman of the Board of Trustees, 1987-2005
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.
			N/A	N/A

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex(4)	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Executive Vice President and Chief Operating Officer of the Manager and the Manager’s parent since 2008; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

Maryann Bruce Cornelius, NC (04/01/60)	Senior Vice President since 2009
President, Aquila Distributors, Inc., since 2008; Senior Vice President of each of the equity and bond funds in the Aquila Group of Funds since 2009; Executive Managing Director, Evergreen Investments, 2004-2007, President, Evergreen Investment Services, Inc., 1999-2007; President and CEO, Allstate Financial Distributors, Inc., 1998-1999; Senior Vice President and Director Financial Institution Division, OppenheimerFunds, Inc., 1990-1998, Regional Vice President, 1987-1990; Vice President and Mutual Fund Marketing Manager, J.C. Bradford & Company, 1982-1987.
			N/A	N/A

Todd W. Curtis Phoenix, AZ (06/08/49)	Vice President since 2004
Senior Vice President and Portfolio Manager, Tax-Free Trust of Arizona, since August 2004; Vice President and Portfolio Manager, Churchill Tax-Free Fund of Kentucky, since 2009, backup portfolio manager, 2004-2009; Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Vice President and Portfolio Manager, Banc One Investment Advisors, Inc. and its predecessors, 1981-2004.
			N/A	N/A

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex(4)	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

James Thompson Bountiful, Utah (03/17/55)	Assistant Vice President since 2009
Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Assistant Vice President and Backup Portfolio Manager, Tax-Free Trust of Arizona and Churchill Tax-Free Fund of Kentucky, since 2009; Senior Vice President, First Security Bank/Wells Fargo Brokerage Services LLC, Salt Lake City, UT, 1991-2009.
			N/A	N/A

Jason T. McGrew Elizabethtown, KY (08/14/71)	Vice President since 2001
Vice President, Churchill Tax-Free Fund of Kentucky since 2001, Assistant Vice President, 2000-2001; Vice President, Aquila Rocky Mountain Equity Fund since 2006; Investment Broker with Raymond James Financial Services 1999-2000 and with J.C. Bradford and Company 1997-1999; Associate Broker at Prudential Securities 1996-1997.
			N/A	N/A

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999-2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, US Securities and Exchange Commission, 1972-1993.
			N/A	N/A

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex(4)	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1987
Shareholder of Butzel Long, a professional corporation, counsel to the Fund, since 2007; Partner of Hollyer Brady Barrett & Hines LLP, its predecessor as counsel, 1989-2007; Secretary of each fund in the Aquila Group of Funds.
			N/A	N/A

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Manager or its predecessor and current parent since 1990.
			N/A	N/A

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.
			N/A	N/A
___________________________
(1)
The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2)	The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(3)	Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4)	Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(5)
Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(6)
In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the “Aquila Group of Funds.”

(7)	The Chairman Emeritus may attend Board meetings but has no voting power.

PRIVACY NOTICE (unaudited)

Churchill Tax-Free Fund of Kentucky

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Thomas A. Christopher, Chair
David A. Duffy
Diana P. Herrmann
Theodore T. Mason
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Todd W. Curtis, Vice President and Portfolio Manager
Jason T. McGrew, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PNC Global Investment Servicing
101 Sabin Street
Pawtucket, RI 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, OH 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of December 31, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of  Ethics that applies to the Trust's principal executive officer(s)  and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)           Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,800 in 2008 and $18,300 in 2009.

b)           Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)           Tax Fees - The Registrant was billed by the principal accountant $3,100 and $3,200 in 2008 and 2009, respectively, for return preparation and tax compliance.

d)           All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)       Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)       None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)            No applicable.

g)           There were no non-audit services fees billed by the Registrant's accountant   to the Registrant's investment adviser or distributor over the past two years

h)           Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1)      Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:  /s/  Diana P. Herrmann

President and Trustee
March 11, 2010

By:  /s/  Joseph P. DiMaggio

Chief Financial Officer and Treasurer
March 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Diana P. Herrmann

Diana P. Herrmann
President and Trustee
March 11, 2010

By:  /s/  Joseph P. DiMaggio

Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 11, 2010

CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act  of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.